May 13, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             M Fund, Inc. (the “Registrant”)

Registration Nos. 033-95472 and 811-09082

Post-Effective Amendment No. 43

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 485(b) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated May 1, 2020, for the Registrant.  The purpose of the filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Registrant.

Please do not hesitate to contact the undersigned at (617) 662-1504 if you have any questions regarding this filing.

Very truly yours,

/s/ Brian F. Link
Brian F. Link, Esq.